Risk Management Activities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Risk Management Activities
38.	RISK MANAGEMENT ACTIVITIES

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity, equity price and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Controlling and managing risk in the Group

Gold Fields has policies in areas such as counterparty exposure, hedging practices and prudential limits which have been approved by Gold Fields’ Board of Directors. Management of financial risk is centralised at Gold Fields’ treasury department (“Treasury”), which acts as the interface between Gold Fields’ operations and counterparty banks. Treasury manages financial risk in accordance with the policies and procedures established by the Gold Fields’ Board of Directors and Executive Committee.

Gold Fields’ Board of Directors has approved dealing limits for money market, foreign exchange and commodity transactions, which Gold Fields’ Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit-related limits. The dealing exposure and limits are checked and controlled each day and reported to the Chief Financial Officer.

The objective of Treasury is to manage all financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Gold Fields Limited and its subsidiaries are guided by the Treasury Framework and the Treasury Process Control Manual, as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board of Gold Fields Limited, which are reviewed and approved annually by the Audit Committee.

The financial risk management objectives of the Group are defined as follows:

Risk management objectives	Description
Credit risk

Counterparty exposure	The objective is to only deal with approved counterparts that are of a sound financial standing and who have an official credit rating. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Investment risk management	The objective is to achieve optimal returns on surplus funds.

Liquidity risk

Liquidity risk management	The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.

Funding risk management	The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.

Market risk

Currency risk management	The objective is to maximise the Group’s profits by minimising currency fluctuations.

Interest rate risk management	The objective is to identify opportunities to prudently manage interest rate exposures.

Commodity price risk management	Commodity price risk management takes place within limits and with counterparts as approved in the Treasury Framework.

Other risks

Operational risk management	The objective is to implement controls to adequately mitigate the risk of error and/or fraud.

Banking relations management	The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are coordinated and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers, cash and cash equivalents as well as environmental trust funds.

The Group has reduced its credit exposure by dealing with a number of counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.

The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
Environmental trust funds	60.8	55.5
Trade and other receivables¹	79.5	66.5
Cash and cash equivalents	399.7	479.0

¹	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates amounting to US$73.7 million (2017: US$135.4 million).

Expected credit loss assessment for customers at 31 December 2018 under IFRS 9

The Group determines each exposure to credit risk based on data that is determined to be predictive of the risk of loss and past experienced credit judgment.

Trade and other receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group also considers other factors that might impact the credit risk of its customer base including default risk and the country in which the customer operates.

Impairment of trade receivables, carried at amortised cost, has been determinined using the simplified expected credit loss (“ECL”) approach and reflects the short-term maturities of the exposures. These receivables comprise refineries purchasing gold bullion and are all in sound financial position. The Group further limits its exposure to credit risk from these receivables through payment terms of two to three days after recognition of revenue for gold sales.

Receivables due from the sale of the Tarkwa mining fleet were assessed using the simplified ECL approach. The ECL was based on the Group’s understanding of the financial position of the counterparty, including the consideration of their credit risk grade.

Concentration risk

At 31 December 2018, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
South Africa	—	12.8
Ghana	8.1	10.4
Australia	—	2.2
Peru	15.3	21.2

Total trade receivables	23.4	46.6

Comparative information under IAS 39

An analysis of the total trade receivables indicated that the past due but not impaired trade receivables at 31 December 2018 was US$0.1 million (2017: US$nil). At 31 December 2018, receivables of US$0.2 million (2017: US$0.1 million) were considered impaired and were provided for.

Expected credit loss assessment for customers at 31 December 2018 under IFRS 9

The Group determines each exposure to credit risk based on data that is determined to be predictive of the risk of loss and past experienced credit judgment.

Cash and cash equivalents

The Group held cash and cash equivalents of US$399.7 million (2017: US$479.0 million).

The cash and cash equivalents are held with banks and financial institutions which are rated BBB- to AA+, based on Standard & Poor’s ratings. Impairment of cash and cash equivalents has been determinined using the simplified ECL approach. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.

Concentration of credit risk on cash and cash equivalents and environmental trust funds is considered minimal due to the Group’s investment risk management and counterparty exposure risk management policies.

Environmental trust funds

The Group held environmental trust funds of US$60.8 million (2017: US$55.5 million).

The environmental trust funds are held with banks and financial institutions which are rated BBB- to AA+, based on S&P ratings. Impairment of environmental trust funds has been determined using the simplified ECL approach. The Group considers that its environmental trust funds have low credit risk based on the external credit ratings of the counterparties with which the funds are deposited with.

Concentration of credit risk on cash and cash equivalents and environmental trust funds is considered minimal due to the Group’s investment risk management and counterparty exposure risk management policies.

Liquidity risk

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns whilst ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements.

The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total
2018
Trade and other payables	393.1	—	—	393.1
Gold, copper and foreign exchange derivative contracts	22.6	—	—	22.6
Borrowings[1]
– US$ borrowings[2]
– Capital	—	1,563.9	—	1,563.9
– Interest	74.2	60.4	—	134.6
– A$ borrowings[3]
– Capital	—	316.5	—	316.5
– Interest	13.8	19.4	—	33.2
– Rand borrowings[4]
– Capital	86.3	47.9	—	134.2
– Interest	11.6	1.2	—	12.8
Environmental rehabilitation costs[5]	13.0	33.7	353.2	399.9
Finance lease liabilities	11.6	41.5	58.4	111.5
South Deep dividend	1.4	4.1	4.1	9.6

Total	627.6	2,088.6	415.7	3,131.9

2017
Trade and other payables	451.0	—	—	451.0
Copper derivative contracts	3.3	—	—	3.3
Borrowings[1]
– US$ borrowings[2]
– Capital	—	1,360.9	—	1,360.9
– Interest	61.3	87.8	—	149.1
– A$ borrowings[3]
– Capital	—	231.5	—	231.5
– Interest	9.5	13.9	—	23.4
– Rand borrowings[4]
– Capital	193.6	—	—	193.6
– Interest	10.8	—	—	10.8
Environmental rehabilitation costs[5]	6.5	24.8	349.7	381.0
South Deep dividend	1.6	5.3	5.8	12.7

Total	737.6	1,724.2	355.5	2,817.3

[1]	Spot rate: R14.63 = US$1.00 (2017: R12.58 = US$1.00 and 2016: R14.03 = US$1.00).
[2]	USD borrowings – Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 2.50625% (2017: 1.5638% (one month fix)).
[3]	AUD borrowings – Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 2.02% (2017: 1.76%).
[4]

ZAR borrowings – Spot JIBAR (one month fix) rate adjusted by specific facility agreement: 6.942% (2017: 6.908%) and bank overnight borrowing rate on uncommitted credit facilities: average of 8.1% (2017: 8.3%).

[5]

Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$60.8 million (2017: US$55.5 million) of the environmental rehabilitation costs are funded through the environmental trust funds.

Market risk

Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures, Gold Fields may enter into derivative financial instruments to manage some of these exposures.

IFRS 7 sensitivity analysis

IFRS 7 requires sensitivity analysis that shows the effects of reasonably possible changes of relevant risk variables on profit or loss or shareholders’ equity. The Group is exposed to commodity price, currency, interest rate and equity price risks. The effects are determined by relating the reasonably possible change in the risk variable to the balance of financial instruments at reporting date.

The amounts generated from the sensitivity analysis below are forward-looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.

Foreign currency sensitivity

General and policy

In the ordinary course of business, Gold Fields enters into transactions, such as gold sales, denominated in foreign currencies, primarily US Dollar. In addition, Gold Fields has investments and indebtedness in US Dollar, as well as South African Rand and Australian Dollar.

Gold Fields may from time to time establish currency financial instruments to protect underlying cash flows.

Gold Fields’ revenues and costs are very sensitive to the Australian Dollar/US Dollar and South African Rand/US Dollar exchange rates because revenues are generated using a gold price denominated in US Dollar, while costs of the Australian and South African operations are incurred principally in Australian Dollar and South African Rand, respectively. Depreciation of the Australian Dollar and/or South African Rand against the US Dollar reduces Gold Fields’ average costs when they are translated into US Dollar, thereby increasing the operating margin of the Australian and/or South African operations. Conversely, appreciation of the Australian and/or South African Rand results in Australian and/or South African operating costs increasing when translated into US Dollar, resulting in lower operating margins. The impact on profitability of changes in the value of the Australian Dollar and South African Rand against the US Dollar could be substantial.

Although this exposes Gold Fields to transaction and translation exposure from fluctuations in foreign currency exchange rates, Gold Fields does not generally hedge its foreign currency exposure, although it may do so in specific circumstances, such as financing projects or acquisitions. Also, Gold Fields on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainable levels.

Currency risk only exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. The Group had no significant exposure to currency risk relating to financial instruments at 31 December 2018. Differences resulting from the translation of financial statements into the Group’s presentation currency are not taken into account.

Foreign currency hedging experience

Australia

In May 2018, the Australian operations entered into Australian Dollar/US Dollar average rate forwards for a total notional US$96.0 million for the period January 2019 to December 2019 at an average strike price of 0.7517.

In June 2018, further hedges were taken out for a total notional US$60.0 million for the same period January 2019 to December 2019 at an average strike of 0.7330.

In September 2018, further hedges were taken out for a total notional US$100 million for the same period January 2019 to December 2019 at an average strike of 0.7182.

In October 2018, further hedges were taken out for the period January 2019 to December 2019 for a notional US$60 million at an average strike of 0.7075.

In December 2018, further hedges were taken out for the period January 2019 to December 2019 for a notional US$50 million at an average strike of 0.715.

At 31 December 2018, the marked-to-market value on the hedges was negative US$8.7 million.

Commodity price hedging policy

Gold and copper

The market prices of gold and to a lesser extent copper have a significant effect on the results of operations of Gold Fields, the ability of Gold Fields to pay dividends and undertake capital expenditures, and the market price of Gold Fields’ ordinary shares. Gold and copper prices have historically fluctuated widely and are affected by numerous industry factors over which Gold Fields does not have any control. The aggregate effect of these factors on the gold and copper price, all of which are beyond the control of Gold Fields, is impossible for Gold Fields to predict.

Oil

The market price of oil has a significant effect on the results of the offshore operations of Gold Fields. The offshore operations consume large quantities of diesel in the running of their mining fleets. Oil prices have historically fluctuated widely and are affected by numerous factors over which Gold Fields does not have any control.

Commodity price hedging experience

The Group’s policy is to remain unhedged to the gold and copper price. However, hedges are sometimes undertaken as follows:

•	to protect cash flows at times of significant expenditure;

•	for specific debt servicing requirements; and

•	to safeguard the viability of higher cost operations.

To the extent that it enters into commodity hedging arrangements, Gold Fields seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related parties of, Gold Fields.

Gold and copper

Australia

In February 2018, the Australian operations entered into Asian swaps (Asian swaps are options where the payoff is determined by the average monthly gold price over the option period) for the period June 2018 to December 2018 for a total of 221,000 ounces of gold. The average strike price on the swaps was A$1,714 per ounce.

In March 2018, the Australian operations entered into zero cost collars for the period April 2018 to December 2018 for a total of 452,800 ounces of gold. The average strike prices are A$1,703 per ounce on the floor and US$1,767 per ounce on the cap.

The realised gain on the above Asian swaps and zero cost collars was US$8.4 million.

In December 2018, additional Asian swaps were entered into for the period January 2019 to December 2019 for a notional 283,000 ounces of gold at an average strike price of A$1,751 per ounce.

At 31 December 2018, the marked-to-market value on the above hedge was negative US$8.4 million.

In December 2018, additional zero cost collars were executed for the period January 2019 to December 2019 for a notional 173,000 ounces of gold with a strike price on the floor at A$1,720 per ounce and the strike price on the cap at A$1,789 per ounce.

At 31 December 2018, the marked-to-market value on the hedge was negative US$3.9 million.

Subsequent to year-end, additional zero cost collars were executed for the period January 2019 to December 2019 for a notional 456,000 ounces of gold with a strike price on the floor at A$1,800 per ounce and the strike price on the cap at A$1,869 per ounce.

In summary, the zero cost collars taken out for Australia for 2019 are for 629,000 ounces of gold in total with a strike price on the floor at A$1,778 per ounce and a strike price on the cap at A$1,847 per ounce and Asian swaps of 283,000 ounces of gold with an average strike price of A$1,751 per ounce.

Peru

In November 2017, zero-cost collars were entered into for the period January 2018 to December 2018. A total volume of 29,400 tonnes was hedged, at an average floor price of US$6,600 per tonne and an average cap price of US$7,431 per tonne.

At 31 December 2018, the marked-to-market valuation of the hedge was a positive of US$1.2 million, with a realised gain of US$4.8 million.

South Africa

In November 2017, South Deep entered into zero-cost collars for the period January 2018 to December 2018 for 63,996 ounces of gold. The strike prices are R600,000 per kilogram on the floor and R665,621 per kilogram on the cap.

At 31 December 2018, the marked-to-market value on the hedge was positive US$0.4 million with a realised gain of US$8.9 million.

In October 2018 and November 2018, average rate forwards were entered into for the period September 2019 to December 2019 for a total of 69,543 ounces at an average strike price of R615,103 per kilogram.

At 31 December 2018, the marked-to-market value was negative US$2.0 million.

Subsequent to year-end, additional rate forwards were taken out for a further 30,072 ounces at an average strike price of R620,000 per kilogram.

In summary, the rate forwards taken out for South Deep for 2019 are for 99,615 ounces of gold in total at an average strike price of R616,581 per kilogram.

Ghana

In January 2018 and April 2018, a total of 488,900 ounces of the expected production for the Ghanaian region was hedged for the period January 2018 to December 2018 using zero-cost collars. The average strike prices are US$1,300 per ounce on the floor and US$1,418 per ounce on the cap.

At 31 December 2018, the marked-to-market value on the hedge was positive US$2.4 million with a realised gain of US$19.6 million.

Oil

Australia

In May 2017 and June 2017, the Australian operations entered into fixed price Singapore 10ppm Gasoil cash-settled swap transactions for a total of 77.5 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$61.15 per barrel. At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.92 per barrel.

At 31 December 2018, the marked-to-market value on the hedge was a positive US$1.7 million with a realised gain of US$4.6 million.

Ghana

In May 2017 and June 2017, the Ghanaian operations entered into fixed price ICE Gasoil cash-settled swap transactions for a total of 125.8 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$457.2 per metric tonne (equivalent US$61.4 per barrel). At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.8 per barrel.

At 31 December 2018, the marked-to-market value on the hedge was a positive US$3.0 million with a realised gain of US$7.5 million.

The gains and losses on the above hedges were recognised in profit or loss and are included in the gain on financial instruments line item. The Group does not apply hedge accounting.

Equity securities price risk

General

The Group is exposed to equity securities price risk because of investments held by the Group which are designated at fair value through OCI. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with limits set by the Group.

The Group’s equity investments are publicly traded and are listed on one of the following exchanges:

•	JSE Limited

•	Toronto Stock Exchange

•	Australian Stock Exchange

•	London Stock Exchange

The table below summarises the impact of increases/decreases of the exchanges on the Group’s shareholders’ equity in case of shares. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%
2018
(Decrease)/increase in other comprehensive income[1]	(9.3)	(4.7)	4.7	9.3
2017
(Decrease)/increase in other comprehensive income[1]	(9.9)	(5.0)	5.0	9.9

[1]	Spot rate: R14.63 = US$1.00 (2017: R12.58 = US$1.00).

Preference shares price risk

The Group is exposed to preference shares price risk because of the Asanko preference shares which are designated at fair value through OCI. The fair value of the redeemable preference shares is based on the expected cash flows of the Asanko Gold Mine based on the life-of-minemodel.

The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market-related discount rate has increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference shares price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%
2018
Increase/(decrease) in other comprehensive income	3.4	6.8	(6.8)	(3.4)

	United States Dollar
	(Decrease)/increase
	in timing of
Sensitivity to preference shares price risk	cash flows
Figures in millions unless otherwise stated	1 year earlier	1 year later
2018
Increase/(decrease) in other comprehensive income	11.1	(10.1)

Interest rate sensitivity

General

As Gold Fields has no significant interest-bearing assets, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. Gold Fields’ interest rate risk arises from borrowings.

As of 31 December 2018, Gold Fields’ borrowings amounted to US$2,011.6 million (2017: US$1,781.5 million). Gold Fields generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.

Interest rate sensitivity analysis

The portion of Gold Fields’ interest-bearing borrowings at year-end that is exposed to interest rate fluctuations is US$1,162.2 million (2017: US$933.6 million). These borrowings are normally rolled for periods between one and three months and are therefore exposed to the rate changes in this period. The remainder of the borrowings bear interest at a fixed rate.

US$711.5 million (2017: US$508.5 million) of the total borrowings at reporting date is exposed to changes in the LIBOR rate, US$47.9 million (2017: US$79.5 million) is exposed to the JIBAR rate, US$86.3 million (2017: US$114.1 million) is exposed to the South African prime (“prime”) interest rate and US$316.5 million (2017: US$231.5 million) is exposed to the BBSY rate. The relevant interest rates for each facility are described in note 24.

The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2018
Sensitivity to LIBOR interest rates	(9.8)	(6.5)	(3.3)	3.3	6.5	9.8
Sensitivity to BBSY interest rates[1]	(4.9)	(3.3)	(1.6)	1.6	3.3	4.9
Sensitivity to JIBAR and prime interest rates[2]	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2

Change in finance expense	(15.9)	(10.6)	(5.3)	5.3	10.6	15.9

2017
Sensitivity to LIBOR interest rates	(11.3)	(7.5)	(3.8)	3.8	7.5	11.3
Sensitivity to BBSY interest rates[1]	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8
Sensitivity to JIBAR and prime interest rates[2]	(2.0)	(1.3)	(0.7)	0.7	1.3	2.0

Change in finance expense	(14.1)	(9.3)	(4.8)	4.8	9.3	14.1

[1]	Average rate: A$0.75 = US$1.00 (2017: A$0.77 = US$1.00)
[2]	Average rate: R13.2 = US$1.00 (2017: R13.33 = US$1.00)